Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	0 Months Ended	6 Months Ended							1 Months Ended		0 Months Ended	3 Months Ended			0 Months Ended	3 Months Ended						1 Months Ended
	Jun. 30, 2014 item	Feb. 01, 2013 Cheniere Energy, Inc. [Member]	Jun. 30, 2014 Cheniere Energy, Inc. [Member] item	Feb. 01, 2013 Cheniere Energy, Inc. [Member]	Jan. 31, 2013 Cheniere Energy, Inc. [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2024 Sabine Pass Liquefaction Senior Notes [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2023 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2023 Sabine Pass Liquefaction Senior Notes [Member]	Apr. 30, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2023 Sabine Pass Liquefaction Senior Notes [Member]	May 31, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2013 Sabine Pass Liquefaction Credit Facilities [Member]	Nov. 30, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2013 Sabine Pass Liquefaction Credit Facilities [Member]	Feb. 01, 2013 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member] item	Feb. 01, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	Feb. 01, 2013 Subsequent Event [Member] Cheniere Energy Partners, LP _ Cheniere Energy, Inc [Member]	Jun. 30, 2014 Subsequent Event [Member] Cheniere Energy Partners, LP _ Cheniere Energy, Inc [Member] item	Feb. 01, 2013 Subsequent Event [Member] Cheniere Energy Partners, LP _ Cheniere Energy, Inc [Member]	Jan. 31, 2013 Subsequent Event [Member] Cheniere Energy Partners, LP _ Cheniere Energy, Inc [Member]	May 31, 2014 Subsequent Event [Member] Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2024 Sabine Pass Liquefaction Senior Notes [Member]	May 31, 2014 Subsequent Event [Member] Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2023 Additional Sabine Pass Liquefaction Senior Notes [Member]	May 31, 2014 Subsequent Event [Member] Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2023 Sabine Pass Liquefaction Senior Notes [Member]	May 31, 2014 Subsequent Event [Member] Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2013 Sabine Pass Liquefaction Credit Facilities [Member]
Subsequent Event [Line Items]
Loss Contingency, New Claims Filed, Number	4		4										4				4
Number of shares available for issuance under 2011 Plan				35	10									35	10			35	10
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		25										25				25
Debt Instrument, Face Amount						$ 2,000.0	$ 1,500.0	$ 1,000.0	$ 1,000.0											$ 2,000.0	$ 500.0	$ 1,500.0
Debt Instrument, Interest Rate, Stated Percentage						5.75%	5.625%	5.625%												5.75%	5.625%
Line of Credit Facility, Increase (Decrease), Net										$ (2,100)	$ (885)												$ (2,100)